Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2010
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000798250
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 13, 2011
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEGX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGBX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFECX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEIX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFELX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGRX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEHX
MFS Growth Fund (Prospectus Summary) | MFS Growth Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEJX